Third Quarter Report
December 31, 2023 (Unaudited)
Columbia Select Large Cap Growth Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Select Large Cap Growth Fund, December 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.6%
Issuer	Shares	Value ($)
Communication Services 4.2%
Interactive Media & Services 4.2%
Alphabet, Inc., Class A(a)	164,673	23,003,171
Match Group, Inc.(a)	701,859	25,617,854
Total		48,621,025
Total Communication Services		48,621,025
Consumer Discretionary 22.6%
Automobile Components 3.0%
Aptiv PLC(a)	204,706	18,366,222
Mobileye Global, Inc., Class A(a)	393,121	17,030,002
Total		35,396,224
Broadline Retail 4.9%
Amazon.com, Inc.(a)	373,836	56,800,642
Hotels, Restaurants & Leisure 6.9%
Booking Holdings, Inc.(a)	11,107	39,398,972
Chipotle Mexican Grill, Inc.(a)	17,584	40,213,905
Total		79,612,877
Specialty Retail 1.8%
O’Reilly Automotive, Inc.(a)	21,808	20,719,345
Textiles, Apparel & Luxury Goods 6.0%
lululemon athletica, Inc.(a)	61,216	31,299,129
NIKE, Inc., Class B	350,071	38,007,208
Total		69,306,337
Total Consumer Discretionary		261,835,425
Consumer Staples 2.6%
Consumer Staples Distribution & Retail 2.6%
Costco Wholesale Corp.	45,337	29,926,047
Total Consumer Staples		29,926,047
Financials 10.0%
Capital Markets 6.0%
Charles Schwab Corp. (The)	396,281	27,264,133
MSCI, Inc.	74,074	41,899,958
Total		69,164,091
Financial Services 4.0%
Visa, Inc., Class A	179,485	46,728,919
Total Financials		115,893,010
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 20.8%
Biotechnology 5.4%
BioMarin Pharmaceutical, Inc.(a)	377,078	36,357,861
Exact Sciences Corp.(a)	360,651	26,680,961
Total		63,038,822
Health Care Equipment & Supplies 8.7%
DexCom, Inc.(a)	255,769	31,738,375
Insulet Corp.(a)	117,287	25,448,933
Intuitive Surgical, Inc.(a)	129,343	43,635,155
Total		100,822,463
Health Care Technology 2.1%
Veeva Systems Inc., Class A(a)	126,665	24,385,546
Life Sciences Tools & Services 1.3%
Illumina, Inc.(a)	112,193	15,621,753
Pharmaceuticals 3.3%
Eli Lilly & Co.	65,009	37,895,046
Total Health Care		241,763,630
Industrials 4.1%
Building Products 2.0%
Trane Technologies PLC	96,749	23,597,081
Construction & Engineering 2.1%
Quanta Services, Inc.	111,300	24,018,540
Total Industrials		47,615,621
Information Technology 31.7%
Semiconductors & Semiconductor Equipment 8.9%
Advanced Micro Devices, Inc.(a)	278,522	41,056,928
Applied Materials, Inc.	60,295	9,772,011
NVIDIA Corp.	107,548	53,259,920
Total		104,088,859
Software 22.8%
Adobe, Inc.(a)	67,382	40,200,101
Crowdstrike Holdings, Inc., Class A(a)	118,234	30,187,505
Dynatrace, Inc.(a)	585,294	32,009,729
Intuit, Inc.	54,936	34,336,648
Microsoft Corp.	142,578	53,615,031

Columbia Select Large Cap Growth Fund  | Third Quarter Report 2023

Portfolio of Investments  (continued)
Columbia Select Large Cap Growth Fund, December 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Palo Alto Networks, Inc.(a)	109,686	32,344,208
ServiceNow, Inc.(a)	59,051	41,718,941
Total		264,412,163
Total Information Technology		368,501,022
Real Estate 3.6%
Real Estate Management & Development 3.6%
CoStar Group, Inc.(a)	484,638	42,352,515
Total Real Estate		42,352,515
Total Common Stocks (Cost $600,030,562)		1,156,508,295

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.569%(b),(c)	4,342,787	4,341,919
Total Money Market Funds (Cost $4,341,208)		4,341,919
Total Investments in Securities (Cost: $604,371,770)		1,160,850,214
Other Assets & Liabilities, Net		449
Net Assets		1,160,850,663
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2023.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.569%
	6,433,905	250,764,358	(252,855,991)	(353)	4,341,919	1,555	667,942	4,342,787
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Large Cap Growth Fund  | Third Quarter Report 2023

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT215_03_P01_(02/24)